Debt and Capital Structure - Schedule of Short-Term Borrowings (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 79	$ 121
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	0	0
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	79	121
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 0	$ 0